Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings per Share
Adjustments to net income (in dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Antidilutive securities (in shares)	0	0	0	0	0	0
Numerator:
Net income	$ 53,235	$ 54,889	$ 173,626	$ 163,569
Denominator:
Basic: weighted-average shares outstanding (in shares)	139,500,542	139,459,620	139,473,360	139,459,620
Add: weighted-average equity-based awards (in shares)	3,016		1,013
Diluted: weighted-average shares outstanding (in shares)	139,503,558	139,459,620	139,474,373	139,459,620
Basic earnings per share (in dollars per share)	$ 0.38	$ 0.39	$ 1.24	$ 1.17	$ 1.53	$ 1.55
Diluted earnings per share (in dollars per share)	$ 0.38	$ 0.39	$ 1.24	$ 1.17	$ 1.53	$ 1.55